Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129662
Shareholder Report [Line Items]
Fund Name	Target 2015 Fund
Class Name	Investor Class
Trading Symbol	TRRTX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2015 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2015 Fund - Investor Class	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2015 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,615	9,945	9,615
2015	9,758	9,988	9,824
2016	9,460	10,164	9,494
2016	9,974	10,299	9,995
2016	10,305	10,539	10,291
2016	10,176	10,205	10,205
2017	10,597	10,308	10,617
2017	10,880	10,462	10,877
2017	11,097	10,591	11,078
2017	11,341	10,533	11,416
2018	11,408	10,360	11,451
2018	11,408	10,423	11,518
2018	11,593	10,480	11,778
2018	11,272	10,391	11,427
2019	11,629	10,689	11,709
2019	11,772	11,090	11,787
2019	12,212	11,546	12,236
2019	12,509	11,513	12,615
2020	12,460	11,937	12,450
2020	12,418	12,134	12,568
2020	13,370	12,293	13,383
2020	13,835	12,351	13,813
2021	14,326	12,102	14,148
2021	14,887	12,085	14,696
2021	15,246	12,283	15,083
2021	15,089	12,209	14,959
2022	14,673	11,782	14,574
2022	13,980	11,091	13,891
2022	13,538	10,868	13,493
2022	13,598	10,641	13,613
2023	13,604	10,637	13,684
2023	13,799	10,854	13,929
2023	14,138	10,738	14,236
2023	14,268	10,767	14,349
2024	14,996	10,991	15,057
2024	15,293	10,995	15,321
2024	15,927	11,522	16,055
2024	16,211	11,507	16,270
2025	16,318	11,629	16,383
2025	16,418	11,596	16,557

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2015 Fund (Investor Class)	7.36%	5.74%	5.08%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2015 Index (Strategy Benchmark)	8.07	5.67	5.17

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 153,699,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 586,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$153,699 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	44.4%
Domestic Equity Funds	26.1
International Bond Funds	16.1
International Equity Funds	9.6
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	17.2
T. Rowe Price International Bond Fund (USD Hedged)	6.7
T. Rowe Price Value Fund	5.1
T. Rowe Price Growth Stock Fund	4.9
T. Rowe Price Dynamic Global Bond Fund	4.0
T. Rowe Price Emerging Markets Bond Fund	3.8
T. Rowe Price Hedged Equity Fund	3.7
T. Rowe Price U.S. Large-Cap Core Fund	3.5
T. Rowe Price High Yield Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129663
Shareholder Report [Line Items]
Fund Name	Target 2015 Fund
Class Name	Advisor Class
Trading Symbol	PAHRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2015 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2015 Fund - Advisor Class	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2015 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,605	9,945	9,615
2015	9,749	9,988	9,824
2016	9,441	10,164	9,494
2016	9,946	10,299	9,995
2016	10,267	10,539	10,291
2016	10,138	10,205	10,205
2017	10,540	10,308	10,617
2017	10,813	10,462	10,877
2017	11,029	10,591	11,078
2017	11,263	10,533	11,416
2018	11,311	10,360	11,451
2018	11,301	10,423	11,518
2018	11,485	10,480	11,778
2018	11,156	10,391	11,427
2019	11,494	10,689	11,709
2019	11,635	11,090	11,787
2019	12,051	11,546	12,236
2019	12,334	11,513	12,615
2020	12,287	11,937	12,450
2020	12,245	12,134	12,568
2020	13,163	12,293	13,383
2020	13,612	12,351	13,813
2021	14,095	12,102	14,148
2021	14,636	12,085	14,696
2021	14,989	12,283	15,083
2021	14,812	12,209	14,959
2022	14,404	11,782	14,574
2022	13,712	11,091	13,891
2022	13,267	10,868	13,493
2022	13,314	10,641	13,613
2023	13,311	10,637	13,684
2023	13,502	10,854	13,929
2023	13,820	10,738	14,236
2023	13,935	10,767	14,349
2024	14,634	10,991	15,057
2024	14,923	10,995	15,321
2024	15,529	11,522	16,055
2024	15,806	11,507	16,270
2025	15,890	11,629	16,383
2025	15,973	11,596	16,557

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2015 Fund (Advisor Class)	7.04%	5.46%	4.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2015 Index (Strategy Benchmark)	8.07	5.67	5.17

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 153,699,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 586,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$153,699 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	44.4%
Domestic Equity Funds	26.1
International Bond Funds	16.1
International Equity Funds	9.6
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	17.2
T. Rowe Price International Bond Fund (USD Hedged)	6.7
T. Rowe Price Value Fund	5.1
T. Rowe Price Growth Stock Fund	4.9
T. Rowe Price Dynamic Global Bond Fund	4.0
T. Rowe Price Emerging Markets Bond Fund	3.8
T. Rowe Price Hedged Equity Fund	3.7
T. Rowe Price U.S. Large-Cap Core Fund	3.5
T. Rowe Price High Yield Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169042
Shareholder Report [Line Items]
Fund Name	Target 2015 Fund
Class Name	I Class
Trading Symbol	TTRTX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2015 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2015 Fund - I Class	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2015 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	499,031	500,699	498,877
5/31/16	526,163	507,362	525,190
8/31/16	543,605	519,149	540,744
11/30/16	537,306	502,698	536,258
2/28/17	559,062	507,785	557,874
5/31/17	573,984	515,371	571,567
8/31/17	585,921	521,706	582,112
11/30/17	598,853	518,855	599,891
2/28/18	602,371	510,349	601,743
5/31/18	602,371	513,441	605,222
8/31/18	612,676	516,232	618,904
11/30/18	595,672	511,892	600,441
2/28/19	614,334	526,526	615,287
5/31/19	622,446	546,303	619,383
8/31/19	645,700	568,745	642,980
11/30/19	661,382	567,131	662,866
2/29/20	658,813	588,039	654,246
5/31/20	657,135	597,740	660,442
8/31/20	708,028	605,562	703,260
11/30/20	732,636	608,440	725,839
2/28/21	758,581	596,175	743,458
5/31/21	788,829	595,320	772,240
8/31/21	808,402	605,052	792,565
11/30/21	800,098	601,422	786,064
2/28/22	778,745	580,411	765,854
5/31/22	742,024	546,373	729,960
8/31/22	718,598	535,374	709,021
11/30/22	721,764	524,202	715,349
2/28/23	723,033	523,984	719,052
5/31/23	733,401	534,665	731,916
8/31/23	751,373	528,986	748,094
11/30/23	758,977	530,386	754,002
2/29/24	797,541	541,418	791,196
5/31/24	814,066	541,645	805,065
8/31/24	847,836	567,585	843,671
11/30/24	863,643	566,851	854,944
2/28/25	869,493	572,865	860,908
5/31/25	874,795	571,213	870,023

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2015 Fund (I Class)	7.46%	5.89%	6.23%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.45
S&P Target Date 2015 Index (Strategy Benchmark)	8.07	5.67	6.17

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 153,699,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 586,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$153,699 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	44.4%
Domestic Equity Funds	26.1
International Bond Funds	16.1
International Equity Funds	9.6
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	17.2
T. Rowe Price International Bond Fund (USD Hedged)	6.7
T. Rowe Price Value Fund	5.1
T. Rowe Price Growth Stock Fund	4.9
T. Rowe Price Dynamic Global Bond Fund	4.0
T. Rowe Price Emerging Markets Bond Fund	3.8
T. Rowe Price Hedged Equity Fund	3.7
T. Rowe Price U.S. Large-Cap Core Fund	3.5
T. Rowe Price High Yield Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless